Note 7 - Income Taxes	12 Months Ended
Dec. 31, 2011
Income Tax Disclosure [Text Block]
NOTE 7—INCOME TAXES

Pretax Income (Loss) and Income Tax Expense (Benefit). The tables below show our pretax income (loss) from continuing operations and the components of income tax expense (benefit) for each of the years ended December 31:

Pretax Income (Loss) was as follows (in thousands):

	Year Ended December 31,
	2011	2010	2009
Pretax Income (Loss)
U.S.	$19,320	$(21,712)	$8,436
Foreign	(200)	(17,242)	(7,698)
	$19,120	$(38,954)	$738

The components of income tax expense were as follows (in thousands):

	Year Ended December 31,
	2011	2010	2009
Current
Federal	$-	$90	$472
State	347	206	272
Foreign	8,982	6,161	(1,080)
	9,329	6,457	(336)

Deferred
Federal	4,613	(9,698)	1,752
State	(692)	1,508	(11)
Foreign	230	2,333	(1,112)
	4,151	(5,857)	629
Income tax expense	$13,480	$600	$293

The provision for income taxes differs from the amount of income tax determined by applying the U.S. statutory rate to the income (loss) before income taxes as follows (in thousands):

	Year Ended December 31,
	2011	2010	2009
Income tax at statutory rate	$6,692	$(13,634)	$258
US state income taxes	675	777	210
Non-US effective rate different than statutory	(786)	5,161	173
Effect of non-deductible expenses	2,269	2,275	1,901
Net operating loss	-	-	162
Tax credits	-	-	(4,202)
Change in valuation allowance	2,988	3,667	1,791
Liabilities for uncertain tax matters	800	1,900	-
Other	842	454	-
Income tax expense	$13,480	$600	$293

In 2011, the Company’s effective tax rate differed from the statutory rate primarily due to taxes paid in Non-U.S. jurisdictions, current year increases to the valuation allowance, and non-deductible expenses. In 2010, the Company’s effective tax rate differed from the statutory rate primarily due to taxes paid in Non-U.S. jurisdictions, current year increases to the valuation allowance, increases to uncertain tax positions and non-deductible expenses. In 2009, the Company’s effective tax rate differed from the statutory rate, primarily due to increases to the valuation allowance, non-deductible expenses and foreign tax credits.

Deferred income taxes reflect the net tax effects of temporary differences between the carrying amounts of assets and liabilities for financial reporting purposes and the amounts reported for income tax purposes at the enacted tax rates in effect when the differences are anticipated to reverse. The components of deferred tax assets and liabilities are as follows (in thousands):

	December 31,
	2011	2010
Deferred tax assets:
Net operating loss carryforwards	$97,172	$46,797
Foreign tax credits	13,133	6,461
Other	1,090	-
Total gross deferred tax asset	111,395	53,258
Less: valuation allowance	19,336	13,988
Total deferred tax asset	92,059	39,270
Deferred tax liability:
Property and equipment	(19,765)	(13,382)
Multi-client library	(74,414)	(22,870)
Other	-	(987)
Total gross deferred tax liability	(94,179)	(37,239)
Deferred tax asset (liability), net	$(2,120)	$2,031

As of December 31, 2011, the Company has approximately $219.3 million in U.S. net operating loss carryforwards that expire beginning in 2029 and $80.5 million in non-U.S. net operating loss carryforwards with various expiration periods. At December 31, 2011, the Company also has approximately $13.1 million in foreign tax credit carryforwards that expire beginning in 2016.

A valuation allowance is established when it is more likely than not that all or a portion of the deferred tax assets will not be realized. The valuation allowance is then adjusted when the realization of deferred tax assets becomes more likely than not. Adjustments are also made to recognize the expiration of carry forward items with corresponding adjustments to the deferred taxes. Based on the net operating losses incurred by the Company in different taxing jurisdictions the Company recorded valuation allowances primarily related to foreign net operating loss carry forwards. The allowance increased by $5.3 million and $6.1 million in 2011 and 2010, respectively.

The Company has unremitted earnings in certain foreign subsidiaries and management intends to permanently reinvest those earnings. Consistent with management’s intention to permanently reinvest earnings from its non-U.S. operations, U.S. Federal and State Income taxes have not been recognized on such earnings, as the Company does not intend to repatriate such earnings. At such time the Company determines that such earnings will be remitted, appropriate US Federal and State taxes, as applicable, will be recorded in the consolidated financial statements.

Unrecognized Tax Benefits (Liabilities for Uncertain Tax Matters):

The following table shows the change in the Company’s unrecognized tax benefits (in thousands):

	Year Ended December 31,
	2011	2010

Balance at January 1,	$1,523	$-
Additions based on tax positions taken in current year	-	-
Additions based on tax positions of prior years	800	1,523
Reductions due to settlements with taxing authorities	-	-
Reductions due to lapse of statutes of limitation	-	-

Balance at December 31,	$2,323	$1,523

As of December 31, 2011 and 2010, $2.3 million and $1.5 million of unrecognized tax benefits would affect the Company’s income tax expense and effective income tax rate if recognized in future periods. It is reasonably possible that the total amount of unrecognized tax benefits could change in the next twelve months.

The Company recognizes accrued interest related to unrecognized tax benefits and penalties as income tax expense. During 2011, the Company recognized no additional interest and penalties related to the unrecognized tax benefits noted above. The Company had $0.4 million accrued for the payment of interest and penalties as of December 31, 2011 and 2010.

The Company and its subsidiaries file income tax returns in the United States and various foreign jurisdictions. The Company is no longer subject to examinations by income tax authorities in most jurisdictions for years prior to 2007.